Shareholder Report, Holdings (Details)	Aug. 31, 2024
No Load | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
No Load | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
No Load | Microsoft [Member]
Holdings [Line Items]
Percent of Total Investments	5.75%
No Load | Meta Platforms [Member]
Holdings [Line Items]
Percent of Total Investments	5.24%
No Load | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
No Load | Amazon Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
No Load | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.67%
No Load | American Express [Member]
Holdings [Line Items]
Percent of Total Investments	4.62%
No Load | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
No Load | Mastercard [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
No Load | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
No Load | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	15.64%
No Load | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.15%
No Load | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	9.62%
No Load | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	25.42%
No Load | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.09%
No Load | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
No Load | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%
No Load | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.07%
Class A | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
Class A | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
Class A | Microsoft [Member]
Holdings [Line Items]
Percent of Total Investments	5.75%
Class A | Meta Platforms [Member]
Holdings [Line Items]
Percent of Total Investments	5.24%
Class A | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
Class A | Amazon Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.67%
Class A | American Express [Member]
Holdings [Line Items]
Percent of Total Investments	4.62%
Class A | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Class A | Mastercard [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
Class A | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	15.64%
Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.15%
Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	9.62%
Class A | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	25.42%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.09%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%
Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.07%
Class C | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
Class C | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
Class C | Microsoft [Member]
Holdings [Line Items]
Percent of Total Investments	5.75%
Class C | Meta Platforms [Member]
Holdings [Line Items]
Percent of Total Investments	5.24%
Class C | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
Class C | Amazon Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.67%
Class C | American Express [Member]
Holdings [Line Items]
Percent of Total Investments	4.62%
Class C | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Class C | Mastercard [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
Class C | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	15.64%
Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.15%
Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	9.62%
Class C | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	25.42%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.09%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%
Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.07%